UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5160

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	5/31/05

SSL-DOCS2 70128344v15

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
24	Report of Independent Registered
Public Accounting Firm
25	Important Tax Information
26	Information About the Review
and Approval of the Fund’s
Management Agreement
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus New York
Tax Exempt Money Market Fund	The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York Tax Exempt Money Market Fund, covering the 12-month period from June 1, 2004, through May 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Joseph Irace.

While some longer-term investments produced mixed results over the reporting period, higher interest rates helped improve the yields of money market instruments. Between the Federal Reserve Board’s initial rate hike in June 2004 and the reporting period’s end, the overnight federal funds rate rose from 1% to 3%. What’s more, yield differences across the tax-exempt money market’s maturity spectrum have widened during most of the reporting period, offering investors opportunities to capture incrementally higher levels of current income.

In this rising interest-rate environment, the tax-exempt money market investments that are right for you depend on your current liquidity needs, future goals and the composition of your current portfolio. As always, your financial advisor may be in the best position to recommend the specific investments that will satisfy your portfolio diversification and capital preservation needs.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus New York Tax Exempt Money Market Fund perform during the period?

For the 12-month period ended May 31, 2005, the fund produced a yield of 1.04% . Taking into account the effects of compounding, the fund also produced an effective yield of 1.05% .1

We attribute the fund’s results to rising short-term interest rates in a recovering U.S. economy as the Federal Reserve Board (the “Fed”) continued to move away from its accommodative monetary policy of the past several years.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

Evidence of a more robust economic recovery began to appear during the spring of 2004, leading investors to revise forward their expectations of the timing of eventual increases in interest rates. Just weeks after the reporting period began, these factors prompted the Fed to implement its first increase in the overnight federal funds rate in approximately four years. As the economic recovery gained momentum, the Fed indicated its intention to move away from the aggressively accommodative monetary policy of the past several years toward a more “neutral” stance.

Despite occasional indications of renewed economic weakness during the fall of 2004 and the winter and spring of 2005, the Fed steadily raised the overnight federal funds rate by 25 basis points at each of the eight meetings of its Federal Open Market Committee (“FOMC”) during the reporting period, driving interest rates from 1% to 3% by the end of May 2005.Yields of tax-exempt money market instruments generally rose along with interest rates.

The fund also was influenced by an improving credit environment in New York. Higher tax receipts in the recovering economy helped support better fiscal conditions, particularly for the City of New York, which received a credit-rating upgrade in May 2005 from one of the major bond rating agencies. Since New York issuers had less need to borrow, the volume of new securities issuance declined compared to the same period one year earlier, while investor demand remained relatively robust.

In this environment, we increased our focus on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. However, most money market funds adopted a similar strategy, and the industry’s weighted average maturity in May fell to the shortest point on

4

record.The fund’s weighted average maturity was modestly longer than industry averages throughout the reporting period.To achieve this position, we found relatively attractive yields from commercial paper with maturities between one and three months. In addition, we increased the fund’s holdings of variable rate demand notes. Investing in shorter-term instruments enabled us to avoid having to lock in yields of one-year notes in a rising interest-rate environment.

What is the fund’s current strategy?

The U.S. and global economies recently have sent mixed signals, suggesting that the economic cycle is moving to a phase that typically is characterized by slower growth.While we believe that the Fed may be approaching the end of its moves toward a less accommodative monetary policy, it likely will continue to raise the federal funds rate at one or more of its upcoming FOMC meetings. Accordingly, we have continued to focus on shorter-term instruments that give the fund the liquidity it needs to capture higher yields as they arise. However, we are prepared to revise our strategies as market conditions change.

June 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Tax Exempt Money Market Fund from December 1, 2004 to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended May 31, 2005

Expenses paid per $1,000 †	$ 3.30
Ending value (after expenses)	$1,007.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2005

Expenses paid per $1,000 †	$ 3.33
Ending value (after expenses)	$1,021.64

† Expenses are equal to the fund’s annualized expense ratio of .66%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2005
	Principal
Tax Exempt Investments—98.9%	Amount ($)		Value ($)

Albany Industrial Development Agency, Civic Facility
Revenue, VRDN (Renaissance Corp. of Albany Project)
3.04% (LOC; M&T Bank)	3,000,000	[a]	3,000,000
Allegany County Industrial Development Agency
Civic Facility Revenue, VRDN (Houghton College
Project) 3.03% (LOC; KeyBank)	4,900,000	[a]	4,900,000
Allegany-Limestone Central School District
GO Notes, BAN 2.75%, 6/24/2005	4,300,000		4,302,662
Babylon Industrial Development Agency, IDR, VRDN
(Lambro Industries Inc. Project)
2.95% (LOC; Bank of America)	760,000	[a]	760,000
Bethlehem Central School District, GO Notes
7.10%, 11/1/2005 (Insured; AMBAC)	250,000		254,762
Canaseraga Central School District, GO Notes
3.75%, 6/15/2005 (Insured; MBIA)	191,000		191,145
Chautauqua County Industrial Development Agency
Civic Facility Revenue, VRDN (United Cerebral
Palsy Project) 3.03% (LOC; Key Bank)	1,155,000	[a]	1,155,000
City University of New York, COP, Refunding
(John Jay College) 5.75%, 8/15/2005 (Insured; MBIA)	250,000		251,958
Cold Spring Harbor Central School District, GO Notes, TAN
2.75%, 6/30/2005	1,000,000		1,000,510
Colonie Industrial Development Agency, IDR, VRDN
(13 Green Mount Drive Project)
3.05% (LOC; HSBC Bank USA)	170,000	[a]	170,000
Dutchess County Industrial Development Agency
Civic Facility Revenue, VRDN (Marist College Civic Facility)
2.95% (LOC; The Bank of New York)	6,820,000	[a]	6,820,000
Erie County Industrial Development Agency, VRDN:
Civic Facility Revenue:
(Community Services Disabled Project)
3.03% (LOC; Key Bank)	3,175,000	[a]	3,175,000
(DePaul Community Facilities Inc. Project)
3.03% (LOC; Key Bank)	1,470,000	[a]	1,470,000
(People Inc. Project)
3.03% (LOC; Key Bank)	2,700,000	[a]	2,700,000
(United Cerebral Palsy Association Project)
3.03% (LOC; Key Bank)	840,000	[a]	840,000
IDR:
(Luminescent System Inc. Project)
3.05% (LOC; HSBC Bank USA)	4,695,000	[a]	4,695,000
(Plesh Industries Inc. Project)
3.08% (LOC; M&T Bank)	1,455,000	[a]	1,455,000

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Herkimer County Industrial Development Agency
Civic Facility Revenue, VRDN (Templeton
Foundation Project) 3.03% (LOC; Key Bank)	2,230,000	[a]	2,230,000
Hewlett-Woodmere Union Free School District
GO Notes, TAN 3%, 6/29/2005	2,000,000		2,001,321
Huntington Union Free School District
GO Notes, TAN 2.75%, 6/29/2005	1,000,000		1,000,495
Kings Park Central School District, GO Notes, TAN
3%, 6/29/2005	4,300,000		4,302,755
Lancaster Industrial Development Agency, IDR, VRDN
(Lancaster Steel Service Project)
3.04% (LOC; M&T Bank)	1,125,000	[a]	1,125,000
Locust Valley Central School District
GO Notes, TAN 3%, 6/23/2005	1,000,000		1,000,519
Long Island Power Authority, Electric Systems Revenue
VRDN 2.95% (LOC: Dexia Credit Locale and
State Street Bank and Trust Co.)	1,400,000	[a]	1,400,000
Mahopac Central School District, GO Notes
6%, 6/1/2005 (Insured; FSA)	200,000		200,000
Manhasset Union Free School District
GO Notes, TAN 3%, 6/29/2005	1,370,000		1,371,295
Metropolitan Transportation Authority
Transit Revenue 2%, 11/15/2005	100,000		99,932
Monroe County Industrial Development Agency, IDR:
(Axelrod Realty Partnership) 3%, 12/1/2005
(LOC; JPMorgan Chase Bank)	650,000		650,000
(National Development Council) 2%, 6/15/2005
(LOC; HSBC Bank USA)	700,000		700,000
VRDN (2883 Associates LP) 3.05%
(LOC; HSBC Bank USA)	1,570,000	[a]	1,570,000
Monroe Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN 3.05%
(Liquidity Facility: Merrill Lynch and WestLB AG)	8,295,000	[a]	8,295,000
Municipal Assistance Corporation for the City of New York:
Revenue 3.50%, 7/1/2005	150,000	[b]	150,207
Sales Tax Revenue:
6%, Series G, 7/1/2005	270,000	[b]	270,745
6%, Series L, 7/1/2005	600,000	[b]	602,038
Nassau County, GO Notes:
4.625%, 9/1/2005 (Insured; FGIC)	470,000		472,885
General Improvement:
4.25%, 6/1/2005 (Insured; MBIA)	100,000		100,000
5.125%, 1/1/2006 (Insured; FSA)	200,000		203,271

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Nassau County Interim Finance Authority
Sales Tax Revenue 4%, 11/15/2005	110,000		110,890
Nassau County Tobacco Settlement Corporation, Revenue
VRDN 3.05% (Liquidity Facility; Merrill Lynch)	5,000,000	[a]	5,000,000
New Rochelle Industrial Development Agency, IDR, VRDN
(Charles Sadek Import Co. Project)
3.10% (LOC; The Bank of New York)	5,500,000	[a]	5,500,000
New York City, GO Notes:
2%, 8/1/2005	300,000		300,082
2.75%, 8/1/2005	200,000		200,115
4%, 8/1/2005	7,035,000		7,057,634
5%, Series E, 8/1/2005	2,000,000		2,009,183
5%, Series G, 8/1/2005	1,150,000		1,155,353
4.40%, 8/15/2005	250,000		251,219
6.10%, 8/15/2005	425,000		428,218
5%, 11/1/2005	690,000		697,912
VRDN:
3.02% (Liquidity Facility; Dexia Credit Local)	2,470,000	[a]	2,470,000
3.02% (LOC; Merrill Lynch)	5,000,000	[a]	5,000,000
New York City Industrial Development Agency, VRDN:
Civic Facility Revenue:
(2000 Jewish Community Center)
3.04% (LOC; M&T Bank)	4,900,000	[a]	4,900,000
(Abraham Joshua Heschel Project)
2.99% (LOC; Allied Irish Banks)	2,000,000	[a]	2,000,000
(Convent Sacred Heart School)
2.99% (LOC; Allied Irish Banks)	3,750,000	[a]	3,750,000
(Jewish Community Center of Manhattan)
3.04% (LOC; M&T Bank)	1,600,000	[a]	1,600,000
(Mercy College Project)
2.99% (LOC; KeyBank)	3,300,000	[a]	3,300,000
(Village Community School Project)
3% (LOC; M&T Bank)	1,260,000	[a]	1,260,000
IDR:
(Novelty Crystal Corp.)
3.05% (LOC; Commerce Bank)	3,800,000	[a]	3,800,000
(Swak Realty LLC Project)
3.10% (LOC; The Bank of New York)	1,040,000	[a]	1,040,000
New York City Municipal Water Finance Authority
Water and Sewer Systems Revenue:
4.10%, 6/15/2005 (Insured; FSA)	125,000		125,071
5%, 6/15/2005	200,000		200,245
6.125%, 6/15/2005	140,000	[b]	141,619
VRDN 2.82% (Insured; FGIC and Liquidity Facility; FGIC)	300,000	[a]	300,000

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New York City Transitional Finance Authority:
Income Tax Revenue:
Refunding 5%, 11/1/2005	100,000		101,204
VRDN:
2.94% (Liquidity Facility; Dexia Credit Local)	5,400,000	[a]	5,400,000
2.95% (Liquidity Facility; Bayerische Landesbank)	5,250,000	[a]	5,250,000
2.95% (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3,100,000	[a]	3,100,000
2.96% (Liquidity Facility; JPMorgan Chase Bank)	2,200,000	[a]	2,200,000
2.96% (Liquidity Facility; Toronto-Dominion Bank)	2,340,000	[a]	2,340,000
Revenue:
2%, 11/1/2005	275,000		274,942
VRDN 2.95% (Liquidity Facility; The Bank of New York)	2,300,000	[a]	2,300,000
Sales Tax Revenue, VRDN 2.96%
(Liquidity Facility; Bayerische Landesbank)	5,000,000	[a]	5,000,000
New York Counties Tobacco Trust II
Tobacco Settlement Revenue
VRDN 3.05% (Liquidity Facility; Merrill Lynch)	4,760,000	[a]	4,760,000
State of New York, GO Notes:
4.375%, 7/15/2005	300,000		300,737
3%, 3/15/2006	2,845,000		2,855,969
Refunding:
6.25%, 8/15/2005	250,000		252,114
4.375%, 9/15/2005	100,000		100,597
5%, 10/1/2005	100,000		100,944
2.50%, 10/15/2005	3,000,000		3,002,734
New York State Dormitory Authority:
College and University Revenue
(Leake and Watts Services Inc.)
3%, 7/1/2005 (Insured; MBIA)	485,000		485,396
Health Care Facilities Revenue:
(Mental Health Services Facilities Improvement)
5.25%, 8/15/2005 (Insured; FSA)	200,000		201,342
(Montefiore Medical Center) 5%, 8/1/2005
(Insured; AMBAC)	225,000		226,063
(Presbyterian Hospital) 5.25%, 2/15/2006
(Insured; AMBAC)	895,000		911,044
(The New York Society) 4.40%, 8/1/2005
(Insured; MBIA)	100,000		100,358
VRDN (Mount Sinai Health) 3.02% (Liquidity
Facility; Merrill Lynch)	2,100,000	[a]	2,100,000
LR 6%, 7/1/2005 (Insured; AMBAC)	390,000		391,259
Revenue, School District Financing Program
4.50%, 10/1/2005 (Insured; MBIA)	100,000		100,832

10

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New York State Environmental Facilities Corporation:
Clean Water and Drinking Water Revenue
(New York City Municipal Water Project) 4%, 6/15/2005	200,000		200,144
PCR, Refunding 5.50%, 6/15/2005 (Insured; MBIA)	200,000		200,255
New York State Housing Finance Agency, Revenue:
(Nursing Home and Health Care Project)
4.50%, 11/1/2005 (Insured; MBIA)	420,000		423,934
VRDN (Sea Park West Housing) 3% (Insured;
FHLMC and Liquidity Facility; FHLMC)	3,750,000	[a]	3,750,000
New York State Power Authority, Electric Power
and Light Revenue:
4%, 11/15/2005	200,000		201,667
CP 2.95%, 6/15/2005 (Liquidity Facility:
Bank of Nova Scotia, Bayerishe Landesbank,
JPMorgan Chase Bank, Landesbank Baden-
Wuerttemberg, State Street Bank and Trust Co.,
The Bank of New York and Wachovia Bank)	4,000,000		4,000,000
New York State Thruway Authority, Highway
Tolls Revenue, BAN 2.25%, 10/6/2005	4,180,000		4,181,299
New York State Urban Development Corporation, Income
Tax Revenue (Personal Income Tax) 4.50%, 3/15/2006	200,000		203,086
Newburgh Industrial Development Agency
MFHR, VRDN 3.09% (Liquidity Facility; Merrill Lynch)	3,220,000	[a]	3,220,000
Otsego County Industrial Development Agency
Civic Facility Revenue, VRDN:
(Springside at Seneca Hill)
3.06% (LOC; M&T Bank)	2,910,000	[a]	2,910,000
(St. James Retirement Community)
3.09% (LOC; M&T Bank)	800,000	[a]	800,000
(Templeton Foundation Project)
3.03% (LOC; Key Bank)	3,820,000	[a]	3,820,000
Penfield Central School District, GO Notes, Refunding
3.10%, 6/15/2005 (Insured; FSA)	435,000		435,165
Phelps-Clifton Springs Central School District, GO Notes
4%, 6/15/2005 (Insured; MBIA)	260,000		260,216
Port Authority of New York and New Jersey:
Special Obligation Revenue, VRDN (Versatile Structure
Obligation) 2.98% (Liquidity Facility; Landesbank
Hessen Thuringen Girozentrale)	3,100,000	[a]	3,100,000
Transportation Revenue, CP 2.98%, 6/10/2005
(LOC: Bank of Nova Scotia, JPMorgan Chase
Bank and Lloyds TSB Bank)	3,000,000		3,000,000

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Port Chester Industrial Development Agency, IDR
VRDN (40 Pearl Street LLC)
3% (LOC; The Bank of New York)	4,130,000	[a]	4,130,000
Town of Poughkeepsie, GO Notes, BAN
3.25%, 9/15/2005	1,545,248		1,551,997
Queensbury Union Free School District, GO Notes
3%, 12/15/2005 (Insured; FSA)	546,281		548,603
Rensselaer County Industrial Development Agency, VRDN:
Civic Facility Revenue (The Sage Colleges Project)
3.04% (LOC; M&T Bank)	2,580,000	[a]	2,580,000
Senior Housing Revenue (Brunswick Senior
Housing Project) 3.02% (LOC; FHLB)	4,670,000	[a]	4,670,000
Rockland County Industrial Development Agency
IDR, VRDN:
(Intercos America Inc. Project)
3.05% (LOC; HSBC Bank USA)	4,165,000	[a]	4,165,000
(Jawonio Inc. Project)
2.95% (LOC; The Bank of New York)	4,790,000	[a]	4,790,000
(Northern Manor Multicare)
3.06% (LOC; M&T Bank)	2,575,000	[a]	2,575,000
Sag Harbor Union Free School District
GO Notes, TAN 2.75%, 6/30/2005	2,000,000		2,000,994
Seneca County Industrial Development Agency
Civic Facility Revenue, VRDN
(Kidspeace National Centers of New York Project)
3.03% (LOC; Key Bank)	1,940,000	[a]	1,940,000
Solvay Union Free School District, GO Notes
4.25%, 6/15/2005 (Insured; FGIC)	747,266		747,973
South Glens Falls Central School District, GO Notes
5.25%, 6/15/2005 (Insured; FSA)	220,000		220,199
Stony Point, GO Notes 2.50%, 7/15/2005
(Insured; XL Capital Assurance)	390,000		390,164
Suffolk County Industrial Development Agency, VRDN:
Civic Facility Revenue:
(Guide Dog Foundation Inc.)
2.95% (LOC; The Bank of New York)	3,605,000	[a]	3,605,000
(Hampton Day School Civic)
2.97% (LOC; JPMorgan Chase Bank)	2,895,000	[a]	2,895,000
IDR (Belmont Villas LLC Facility)
2.98% (Insured; FNMA and Liquidity Facility; FNMA)	6,000,000	[a]	6,000,000

12

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Suffolk County Water Authority, Water Works Revenue
Refunding 2%, 6/1/2005 (Insured; MBIA)	100,000		100,000
Syracuse Industrial Development Agency
Civic Facility Revenue, VRDN (Community Development
Properties-Larned Project) 3.09% (LOC; M&T Bank)	2,500,000	[a]	2,500,000
Tobacco Settlement Financing Corporation, Revenue:
4%, 6/1/2005	300,000		300,000
5%, 6/1/2005	1,905,000		1,905,000
Tompkins County Industrial Development Agency, LR
(Cornell University) 4.85%, 7/1/2005	500,000		501,241
Ulster County Industrial Development Agency, IDR
VRDN (Deluxe Packaging Corp. Project) 3.11%
(LOC; National Bank of Canada)	2,500,000	[a]	2,500,000
Town of Vestal, GO Notes, BAN 3%, 7/15/2005	2,540,000		2,542,337
Westchester County Industrial Development Agency
Civic Facility Revenue, VRDN:
(Banksville Independent Fire Co.)
2.95% (LOC; The Bank of New York)	1,000,000	[a]	1,000,000
(Jacob Burns Film Center Project)
2.97% (LOC; The Bank of New York)	4,255,000	[a]	4,255,000
(Northern Westchester Hospital)
2.99% (LOC; Commerce Bank)	4,500,000	[a]	4,500,000
Refunding (Rye Country Day School Project)
2.99% (LOC; Allied Irish Banks)	4,800,000	[a]	4,800,000
William Floyd Union Free School District of the
Mastics-Moriches-Shirley, GO Notes, Refunding 4.50%
6/15/2005 (Insured; MBIA)	250,000		250,228

Total Investments (cost $258,008,871)	98.9%		258,009,078
Cash and Receivables (Net)	1.1%		2,769,057
Net Assets	100.0%		260,778,135

The Fund 13

S T A T E M E N T O F I N V E S T M E N T S (continued)

Summary of Abbreviations

AMBAC	American Municipal Bond	FSA	Financial Security Assurance
	Assurance Corporation	GO	General Obligation
BAN	Bond Anticipation Notes	IDR	Industrial Development Revenue
COP	Certificate of Participation	LOC	Letter of Credit
CP	Commercial Paper	LR	Lease Revenue
FGIC	Financial Guaranty Insurance	MBIA	Municipal Bond Investors Assurance
	Company		Insurance Corporation
FHLB	Federal Home Loan Bank	MFHR	Multi-Family Housing Revenue
FHLMC	Federal Home Loan Mortgage	PCR	Pollution Control Revenue
	Corporation	TAN	Tax Anticipation Notes
FNMA	Federal National Mortgage	VRDN	Variable Rate Demand Notes
Association

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

F1+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	61.0
AAA, AA, A [c]	Aaa, Aa, A [c]	AAA, AA, A [c]	14.3
Not Rated [d]	Not Rated [d]	Not Rated [d]	24.7
			100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	258,008,871	258,009,078
Cash		2,033,632
Interest receivable		1,749,110
Prepaid expenses		13,173
		261,804,993

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		144,911
Payable for investment securities purchased		650,000
Payable for shares of Beneficial Interest redeemed		152,743
Accrued expenses		79,204
		1,026,858

Net Assets ($)		260,778,135

Composition of Net Assets ($):
Paid-in capital		260,774,770
Accumulated net realized gain (loss) on investments		3,158
Accumulated gross unrealized appreciation on investments		207

Net Assets ($)		260,778,135

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		260,807,882
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Year Ended May 31, 2005
Investment Income ($):
Interest Income	4,569,548
Expenses:
Management fee—Note 2(a)	1,349,064
Shareholder servicing costs—Note 2(b)	280,231
Professional fees	55,911
Custodian fees	36,617
Prospectus and shareholders’ reports	18,565
Trustees’ fees and expenses—Note 2(c)	14,484
Registration fees	13,480
Miscellaneous	30,020
Total Expenses	1,798,372
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(18,037)
Net Expenses	1,780,335
Investment Income—Net	2,789,213

Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	14,785
Net unrealized depreciation on investments	(3,104)
Net Realized and Unrealized Gain (Loss) on Investments	11,681
Net Increase in Net Assets Resulting from Operations	2,800,894

See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2005	2004

Operations ($):
Investment income—net	2,789,213	1,115,439
Net realized gain (loss) on investments	14,785	—
Net unrealized appreciation
(depreciation) on investments	(3,104)	3,311
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,800,894	1,118,750

Dividends to Shareholders from ($):
Investment income—net	(2,789,213)	(1,115,439)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	287,930,847	357,901,704
Dividends reinvested	2,678,484	1,064,213
Cost of shares redeemed	(306,087,096)	(372,762,719)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(15,477,765)	(13,796,802)
Total Increase (Decrease) in Net Assets	(15,466,084)	(13,793,491)

Net Assets ($):
Beginning of Period	276,244,219	290,037,710
End of Period	260,778,135	276,244,219

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.004	.008	.014	.032
Distributions:
Dividends from investment income—net	(.010)	(.004)	(.008)	(.014)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.05	.39	.75	1.44	3.28

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.67	.66	.66	.65	.66
Ratio of net expenses
to average net assets	.66	.66	.66	.65	.66
Ratio of net investment income
to average net assets	1.03	.39	.75	1.42	3.22

Net Assets, end of period ($ x 1,000)	260,778	276,244	290,038	288,257	295,817

See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At May 31, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

20

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2005 and May 31, 2004, respectively, were all tax exempt income.

At May 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2005, the fund was charged $180,818 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended May 31, 2005, the fund was charged $68,486 pursuant to the transfer agency agreement.

During the period ended May 31, 2005, the fund was charged $1,693 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $113,782, shareholder services plan fees $16,000, chief compliance officer fees $1,693 and transfer agency per account fees $13,436.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other

22

things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus New York Tax Exempt Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Money Market Fund, including the statement of investments, as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Money Market Fund at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

24

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2005 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York state and New York city personal income taxes).

The Fund 25

INFORMATION ABOUT THE REVIEW
AND APPROVAL OF THE FUND’S
M A N A G E M E N T A G R E E M E N T	(Unaudited)

At a meeting of the Board of Trustees held on April 18, 2005, the Board considered the re-approval of the fund’s Management Agreement for another one-year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members who are not “interested persons” (as defined in the Act (the “Independent Trustees”)) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Quality and Extent of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, quality and extent of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

26

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds, and to iMoneyNet and Lipper averages.The Board reviewed the fund’s performance, management fee, and total expense ratio within this comparison group and against the iMoneyNet averages (with respect to performance) and Lipper category average (with respect to expense ratios), and discussed the results of the comparisons. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the fund.The Board members noted that the fund’s performance was higher than the respective comparison group averages and iMoneyNet category averages for each reported time period. The Board members also discussed the fund’s management fee and expense ratio.They reviewed the range of management fees in the comparison group and noted the range of management fees in the comparison group and that the fund’s expense ratio was slightly higher than the fund’s comparison group average and Lipper category average.The Board also noted that if the “low cost provider” fund was excluded from the comparison group, the fund’s expense ratio would be lower than the average of the remaining comparison group funds.

The Board members also reviewed the fee paid to the Manager by the one mutual fund managed by the Manager or its affiliates (the “Similar Fund”) with similar investment objectives, policies, and strategies, and in the same iMoneyNet category, as the fund. The Manager’s representatives explained the nature of the Similar Fund and the differences, from Dreyfus’s perspective, in management of the Similar Fund as compared to management of the fund.The Manager’s representatives

The Fund 27

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

also reviewed the costs associated with distribution through interme-diaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided. The Similar Fund was a “low-cost”, unitary-fee fund that offers fewer shareholder services than the fund and that charges for certain of these services.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee.There were no institutional or wrap fee separate accounts managed by the Manager with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, quality and extent of such services and that a discussion of economies of scale are predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the fund’s over-

28

all performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Independent Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, quality and extent of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fund’s fee paid to the Manager was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board recognized that economies of scale may be realized as the fund’s assets increase and determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board

No. of Portfolios for which Board Member Serves: 193

———————
David W. Burke (69) Board Member (1994)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 84

———————
Samuel Chase (73) Board Member (1987)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 15

———————
Gordon J. Davis (63) Board Member (1995)
Principal Occupation During Past 5 Years:

  Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae LLP
  President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
  Consolidated Edison, Inc., a utility company, Director
  Phoenix Companies, Inc., a life insurance company, Director
  Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 26
30

Joni Evans (63) Board Member (1987)

Principal Occupation During Past 5 Years:

• Senior Vice President of the William Morris Agency

No. of Portfolios for which Board Member Serves: 15

———————
Arnold S. Hiatt (78) Board Member (1987)

Principal Occupation During Past 5 Years:

• Chairman of The Stride Rite Charitable Foundation

Other Board Memberships and Affiliations:
  Isabella Stewart Gardner Museum,Trustee
  John Merck Fund, a charitable trust,Trustee
  Business for Social Responsibility, Director
  The A.M. Fund,Trustee
No. of Portfolios for which Board Member Serves: 15

———————

Burton N. Wallack (54) Board Member (1991)

Principal Occupation During Past 5 Years:

• President and co-owner of Wallack Management Company, a real estate management company

No. of Portfolios for which Board Member Serves: 15

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 31

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 36 investment companies (comprised of 45 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, Assistant Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 88 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 38 investment companies (comprised of 83 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

32

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprising 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 197 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

The Fund 33

For More		Information

Dreyfus		Transfer Agent &
New York Tax Exempt		Dividend Disbursing Agent
Money Market Fund
		Dreyfus Transfer, Inc.
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166

Manager		Distributor
The Dreyfus Corporation
		Dreyfus Service Corporation
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY	10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,130 in 2004 and $34,829 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $273,500 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,900 in 2004 and $2,859 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various

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financial instruments held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $175 in 2004 and $147 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $611,435 in 2004 and $811,636 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]

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Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 28, 2005

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 28, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)